OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response . . . . . 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York	10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: December 31 (MainStay Marketfield Fund)

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

MainStay Marketfield Fund‘s schedule of investments for the period ended September 30, 2013 is filed herewith.

MainStay Marketfield Fund

Portfolio of Investments September 30, 2013 (Unaudited)

		Shares	Value
	Common Stocks 62.5% †
	Aerospace & Defense 0.9%
	Precision Castparts Corp. (a)	593,507	$134,868,530

	Air Freight & Logistics 0.2%
	FedEx Corp.	260,209	29,692,449

	Auto Components 1.7%
	Continental A.G.	1,131,502	191,803,350
	ElringKlinger A.G.	1,586,176	71,371,268
			263,174,618
	Automobiles 3.3%
	Daimler A.G.	2,323,093	181,087,988
	Fiat S.p.A (b)	21,306,280	169,774,600
	Ford Motor Co.	9,947,693	167,817,581
			518,680,169
	Building Products 0.9%
	Geberit A.G.	528,242	142,640,235

	Chemicals 4.1%
	Air Liquide S.A.	1,037,802	144,540,864
¤	BASF S.E.	2,159,523	207,135,178
	Potash Corp. of Saskatchewan, Inc.	4,897,331	153,188,514
	Sherwin-Williams Co. (The) (a)	750,919	136,802,423
			641,666,979
	Commercial Banks 8.1%
¤	Bank of Ireland (b)	765,845,174	217,575,538
	Barclays PLC	30,459,433	130,920,191
	BB&T Corp. (a)	3,680,141	124,204,759
	CIT Group, Inc. (a)(b)	2,851,978	139,090,967
	Fifth Third Bancorp (a)	7,417,765	133,816,481
	Governor & Co. of The Bank of Ireland (The), Sponsored ADR (b)	3,389,402	38,198,561
	Grupo Financiero Banorte S.A.B. de C.V. Class O	17,819,265	111,030,922
	Lloyds Banking Group PLC (b)	157,674,827	187,820,259
¤	UniCredit S.p.A	30,124,576	192,033,066
			1,274,690,744
	Commercial Services & Supplies 0.6%
	Bilfinger S.E.	891,036	93,542,024

	Construction Materials 5.0%
	Buzzi Unicem S.p.A.	9,828,050	153,168,560
	CRH PLC	7,733,262	185,036,518
	Eagle Materials, Inc. (a)	2,600,151	188,640,955
¤	Taiheiyo Cement Corp.	58,081,757	252,901,897
			779,747,930
	Consumer Finance 1.1%
	Discover Financial Services	3,384,510	171,053,135

	Diversified Financial Services 1.0%
	CME Group, Inc.	2,057,171	151,983,793

	Electrical Equipment 2.0%
	ABB, Ltd. (b)	6,602,019	156,153,244
	Emerson Electric Co.	2,479,528	160,425,462
			316,578,706
	Energy Equipment & Services 1.2%
	Schlumberger, Ltd. (a)	2,061,828	182,183,122

	Food & Staples Retailing 0.9%
	Costco Wholesale Corp. (a)	1,292,947	148,844,059

	Household Durables 5.3%
	D.R. Horton, Inc. (a)	6,206,759	120,597,327
	Mohawk Industries, Inc. (a)(b)	1,134,689	147,793,242
	PulteGroup, Inc. (a)	6,792,841	112,081,877
	Ryland Group, Inc. (The) (a)	3,289,356	133,350,492
¤	Sekisui House, Ltd.	14,416,974	193,311,682
	Toll Brothers, Inc. (a)(b)	3,961,719	128,478,547
			835,613,167
	Industrial Conglomerates 2.0%
	3M Co. (a)	1,314,205	156,929,219
	General Electric Co. (a)	6,433,199	153,689,124
			310,618,343
	Insurance 1.0%
	Assicurazioni Generali S.p.A	8,199,900	163,625,267

	Internet & Catalog Retail 0.9%
	Amazon.com, Inc. (a)(b)	461,465	144,272,418

	Internet Software & Services 1.6%
¤	Facebook, Inc. Class A (a)(b)	4,979,978	250,194,095

	IT Services 0.9%
	Amadeus IT Holding S.A. Class A	4,081,322	144,661,160

	Machinery 3.7%
	Cummins, Inc. (a)	1,155,974	153,594,266
	Deere & Co. (a)	1,665,969	135,593,217
	Ingersoll-Rand PLC (a)	2,295,667	149,080,615
	Scania AB Class B	6,508,554	139,453,823
			577,721,921
	Metals & Mining 4.1%
	Alcoa, Inc.	22,512,031	182,797,692
	Freeport-McMoRan Copper & Gold, Inc.	4,790,168	158,458,757
	Steel Dynamics, Inc. (a)	8,989,919	150,221,546
	Teck Resources, Ltd. Class B (a)	5,726,896	153,709,889
			645,187,884
	Oil, Gas & Consumable Fuels 2.2%
¤	Apache Corp. (a)	2,275,911	193,771,062
	Chesapeake Energy Corp. (a)	5,955,462	154,127,357
			347,898,419
	Real Estate Investment Trusts 1.1%
	Green REIT PLC (b)	28,477,636	45,460,660
	Rayonier, Inc. (a)	2,362,321	131,463,163
			176,923,823
	Real Estate Management & Development 1.2%
	Deutsche Wohnen A.G.	5,726,361	102,452,886
	St. Joe Co. (The) (b)	4,367,589	85,692,096
			188,144,982
	Road & Rail 1.0%
	DSV A/S	5,309,455	150,622,837

	Semiconductors & Semiconductor Equipment 0.8%
	Intel Corp.	5,818,463	133,359,172

	Software 1.0%
	Splunk, Inc. (b)	2,660,542	159,738,942

	Specialty Retail 2.0%
	Home Depot, Inc. (The) (a)	1,978,387	150,060,654
	Tractor Supply Co.	2,393,806	160,791,949
			310,852,603
	Trading Companies & Distributors 1.8%
	Beacon Roofing Supply, Inc. (a)(b)	3,545,198	130,711,451
	Wolseley PLC	2,832,913	146,620,995
			277,332,446
	Transportation Infrastructure 0.9%
	Abertis Infraestructuras S.A.	7,487,110	145,502,226

	Total Common Stocks (Cost $8,460,551,157)		9,811,616,198

	Exchange Traded Funds 9.8% (c)
	iShares Dow Jones US Home Construction Index Fund (a)	6,804,311	152,008,308
	iShares MSCI Italy Index Fund	13,031,219	184,000,812
¤	iShares MSCI Japan Index Fund	44,250,346	527,021,621
¤	iShares MSCI Mexico Investable Market Index Fund (a)	4,188,911	267,629,524
	SPDR S&P Homebuilders (a)	4,432,704	135,507,761
¤	SPDR S&P Regional Banking (a)	7,496,040	267,233,826

	Total Exchange Traded Funds (Cost $1,408,242,150)		1,533,401,852

	Preferred Stock 0.5%
	Chemicals 0.5%
	Fuchs Petrolub A.G. 2.13%	837,850	70,162,768

	Total Preferred Stock (Cost $54,040,541)		70,162,768

	Number of Rights	Value
Rights 0.1%
Commercial Banks 0.1%
Barclays PLC (b) Expires 10/2/2013	7,614,858	9,954,619

Transportation 0.0%‡
Abertis Infraestructuras S.A. (b) Expires 10/18/2013	7,487,110	7,282,708

Total Rights (Cost $6,255,462)		17,237,327

	Notional Amount
Purchased Options 0.6%
Purchased Call Options 0.1%
CNY/USD
Strike Price $6.722 Expires 12/9/14 (d)	1,401,000,000	6,290,490
Strike Price $6.321 Expires 6/9/14 (d)	1,401,000,000	4,385,130

	Number of Contracts
iShares U.S. Home Construction Strike Price $22.00 Expires 10/19/13	102,681	8,471,183
Total Purchased Call Options		19,146,803

Purchased Put Options 0.5%
30 Year United States Treasury Bond Futures
Strike Price $127.00 Expires 11/22/13	20,000	9,062,500
Strike Price $129.00 Expires 11/22/13	20,000	15,000,000
Google, Inc. Strike Price $880.00 Expires 11/16/13	5,000	15,650,000
iShares 20 Year Treasury Bond Strike Price $105.00 Expires 10/19/13	150,000	14,700,000
JPMorgan Chase & Co. Strike Price $52.50 Expires 10/19/13	25,000	4,625,000
Utilities Select Sector SPDR Strike Price $38.00 Expires 12/21/13	94,500	15,781,500
		74,819,000
Total Purchased Options (Cost $150,330,203)		93,965,803

	Shares
Short-Term Investments 17.5%
Money Market Fund 17.5%
State Street Institutional Treasury Money Market Fund	$2,750,000,000	2,750,000,000

Total Short-Term Investment (Cost $2,750,000,000)		2,750,000,000

Total Investments, Before Investments Sold Short (Cost $12,829,419,513) (h)	91.0%	14,276,383,948

Common Stocks Sold Short (19.5%)
Beverages (2.3%)
Coca-Cola Co. (The)	(5,602,494)	(212,222,473)
PepsiCo, Inc.	(1,833,236)	(145,742,262)
		(357,964,735)
Capital Markets (3.9%)
Aberdeen Asset Management PLC	(25,060,854)	(153,601,963)
Franklin Resources, Inc.	(3,122,898)	(157,862,494)
Invesco, Ltd.	(4,795,574)	(152,978,811)
Legg Mason, Inc.	(4,371,692)	(146,189,380)
		(610,632,648)
Computers & Peripherals (1.3%)
Hewlett-Packard Co.	(9,944,500)	(208,635,610)

Diversified Financial Services (1.4%)
JPMorgan Chase & Co.	(4,176,264)	(215,871,086)

Food Products (2.5%)
Kellogg Co.	(3,511,494)	(206,230,043)
Nestle S.A.	(2,613,789)	(182,807,712)
		(389,037,755)

Hotels, Restaurants & Leisure (1.4%)
McDonald's Corp.	(2,326,023)	(223,786,673)

Insurance (2.6%)
Allianz SE	(2,623,510)	(412,418,980)

IT Services (1.2%)
International Business Machines Corp.	(989,517)	(183,238,758)

Multiline Retail (0.9%)
Target Corp.	(2,271,050)	(145,301,779)

Software (2.0%)
Microsoft Corp.	(3,280,207)	(109,263,695)
Oracle Corp.	(2,250,814)	(74,659,500)
SAP A.G., Sponsored ADR	(1,699,966)	(125,661,487)
		(309,584,682)
Total Common Stocks Sold Short (Proceeds $(3,069,176,415))		(3,056,472,706)

Exchange Traded Funds Sold Short (8.2%) (c)
iShares iBoxx Investment Grade Corporate Bond	(3,261,614)	(370,258,421)
iShares JP Morgan USD Emerging Markets Bond	(4,468,601)	(487,077,509)
Market Vectors Emerging Markets Local Currency Bond	(1,036,540)	(25,187,922)
Vanguard FTSE Emerging Markets (a)	(9,943,317)	(398,826,445)
Total Exchange Traded Funds Sold Short (Cost $(1,334,166,147))		(1,281,350,297)
Total Investments Sold Short (Proceeds $(4,403,342,562)) (e)	(27.7)%	(4,337,823,003)
Total Investments, Net of Investments Sold Short (Cost $8,426,076,951)	63.3	9,938,560,945
Other Assets, Less Liabilities	36.7	5,752,485,111
Net Assets	100.0%	$15,691,046,056

	Contracts Short	Unrealized Appreciation (Depreciation) (g)
Futures Contracts (0.2%)

German Euro Bond December 2013 (f)	(11,000)	$(31,769,285)
Total Futures Contracts (Settlement Value $(2,090,830,380))		$(31,769,285)

	Number of Contracts	Value
Written Call Options (0.1%)
Utilities Select Sector SPDR Futures Strike Price $37.00 Expires 12/21/13	(47,251)	(5,740,997)
JPMorgan Chase & Co. Strike Price $52.50 Expires 11/16/13	(12,000)	(1,356,000)
Google, Inc. Strike Price $900.00 Expires 11/16/13	(3,862)	(7,067,460)
Total Written Call Options (Proceeds $(20,625,924))		$(14,164,457)

¤	Among the Fund's 10 largest holdings, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	Fair valued security - The total market value of these securities as of September 30, 2013 is $10,675,620, which represents 0.1% of the Fund's net assets.
(e)	As of September 30, 2013, cash in the amount of $5,003,608,278 is on deposit with broker for short sale transactions.
(f)	As of September 30, 2013, cash in the amount of $17,661,819 is on deposit with broker for futures transactions.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2013.
(h)	As of September 30, 2013, cost is $12,831,757,063 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$1,583,745,855
Gross unrealized depreciation	(139,118,970)
Net unrealized appreciation	$1,444,626,885

The following abbreviations are used in the above portfolio:
ADR	-American Depositary Receipt
CNY	-Chinese Yuan
SPDR	-Standard & Poor's Depositary Receipt
USD	-United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$9,811,616,198	$—	$—	$9,811,616,198
Exchange Traded Funds	1,533,401,852	—	—	1,533,401,852
Preferred Stock	70,162,768	—	—	70,162,768
Rights	17,237,327	—	—	17,237,327
Short-Term Investment
Money Market Fund	2,750,000,000	—	—	2,750,000,000
Total Investments in Securities	14,182,418,145	—	—	14,182,418,145
Other Financial Instruments
Purchased Call Options (b)	8,471,183	—	10,675,620	19,146,803
Purchased Put Options	74,819,000	—	—	74,819,000
Total Other Financial Instruments	83,290,183	—	10,675,620	93,965,803
Total Investments in Securities and Other Financial Instruments	$14,265,708,328	$—	$10,675,620	$14,276,383,948

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stock Sold Short	$(3,056,472,706)	$—	$—	$(3,056,472,706)
Exchange Traded Fund Sold Short	(1,281,350,297)	—	—	(1,281,350,297)
Total Investments in Securities Sold Short	(4,337,823,003)	—	—	(4,337,823,003)
Other Financial Instruments
Futures Contracts Short (c)	(31,769,285)	—	—	(31,769,285)
Written Options	(14,164,457)	—	—	(14,164,457)
Total Other Financial Instruments	(45,933,742)	—	—	(45,933,742)
Total Investments in Securities Sold Short and Other Financial Instruments	$(4,383,756,745)	$—	$—	$(4,383,756,745)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The Level 3 securities valued at $10,675,620 are held in Purchased Call Options within the Purchased Options Section of the Portfolio of Investments.

(c) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2013
Purchased Options
Purchased Call Options	$		$-	$-	$(27,665,080)	$38,340,700	$-	$-	$-	$10,675,620	$(27,665,080)
Total		$-	$-	$-	$(27,665,080)	$38,340,700	$-	$-	$-	$10,675,620	$(27,665,080)

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS September 30, 2013 unaudited

SECURITIES VALUATION.

The MainStay Funds Trust is comprised of thirty-four separate funds (each a "Fund" and collectively, the "Funds"). This report is exclusively for Marketfield Fund. The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay Funds Trust has adopted procedures for the valuation of the Funds' securities and has delegated the responsibility for valuation determination under those procedures to the Valuation Committee of each Fund (the "Valuation Committee"). The Board has authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Sub-Committee will meet (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee shall meet at a later time, as necessary, to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ( "New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to each Fund.

To assess the appropriateness of security valuations, the Manager or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the current day prices and challenges prices exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and determinations on a regular basis after considering all relevant information that is reasonably available.

"Fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of September 30, 2013, for each Fund's investments are included at the end of each Fund's respective Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Funds may utilize third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Securities for which market value cannot be determined using the methodologies described above are valued by methods deemed in good faith by the Funds' Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended September 30, 2013 there have been no changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not available from third party pricing source or, if so provided, does not, in the opinion of a Fund's Manager or Subadvisor reflect the security’s market value; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of September 30, 2013, the Fund held securities with value of $10,675,620 that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds principally trade and the time at which the Funds' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisors conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures. As of September 30, 2013, certain foreign equity securities held by the Funds were not fair valued in such a manner.

Equity securities and ExchangeTraded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Option contracts are valued at the last posted settlement price on the market where such options are principally traded. Investments in other mutual funds are valued at their respective NAV as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Fund's Manager, in consultation with the Fund's Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less (“Short-Term Investments”) are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on the maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using a quoted price in an active market. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the pricing agent and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by single broker quotes obtained from the pricing agent with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the Funds’ investments.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor determines the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in, good faith in such manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	November 26, 2013

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	November 26, 2013